Supplement to the current prospectus

MFS(R) Diversified Target Return Fund

Effective immediately, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

-------------------- --------------------- --------- -----------------------
Portfolio Manager    Primary Role          Since     Title and Five Year
                                                     History
-------------------- --------------------- --------- -----------------------
-------------------- --------------------- --------- -----------------------
Joseph C.            MFS Lead Portfolio    Inception Investment Officer of
Flaherty, Jr.        Manager, General                MFS; employed in the
                     Oversight of a Team             investment area of
                     of Investment                   MFS since 1993.
                     Professionals
                     Responsible for
                     Security Selection
-------------------- --------------------- --------- -----------------------
-------------------- --------------------- --------- -----------------------
Natalie I. Shapiro   MFS Portfolio         Inception Investment Officer of
                     Manager, General                MFS; employed in the
                     Oversight of a Team             investment area of
                     of Investment                   MFS since 1997.
                     Professionals
                     Responsible for
                     Security Selection
-------------------- --------------------- --------- -----------------------
-------------------- --------------------- --------- -----------------------
Curt Custard, CFA    UBS Portfolio         April     Managing Director,
                     Manager, General      2008      Head of Global
                     Oversight of a Team             Investment Solutions
                     of Investment                   of UBS Global Asset
                     Professionals                   Management and a
                     Responsible for                 member of the UBS
                     Managing Market                 Global Asset
                     Exposure and                    Management Executive
                     Currency Exposure               Committee; employed
                                                     in the investment area of
                                                     UBS Global Asset Management
                                                     since March 2008; Global
                                                     Head of multi-asset
                                                     solutions at Schroders from
                                                     2004 to 2008.
-------------------- --------------------- --------- -----------------------


                 The date of this supplement is April 30, 2009.